Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Current Liabilities	$ 1,177	$ 672
Key management personnel [Member]
Disclosure of transactions between related parties [line items]
Current Liabilities	54	49
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Current Liabilities	$ 92	$ 89